Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street Mclean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Lument Finance Trust, Inc. (the “Company”)
J.P. Morgan Securities LLC
(together, the “Specified Parties”)

Re: LMNT CRE 2023-FL2, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “LMNT 2023-FL2 Accounting Tape.xlsx” provided by the Company on March 9, 2023 (the “Data File”), containing information on 27 mortgage assets and 35 related mortgaged properties as of March 6, 2023 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by LMNT CRE 2023-FL2, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited,a private English Company limited by guarantee.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed SOFR” means the Term SOFR rate of 4.500% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Assumed LIBOR” means the 1-month LIBOR rate of 4.500% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Cut-off Date, Assumed SOFR, Assumed LIBOR, and Instructions.
•	Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage assets and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage assets being securitized, (iii) the

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compliance of the originator of the mortgage assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage assets and related mortgaged properties that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia
March 9, 2023

3

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
Property County	Appraisal
Year Built	Appraisal/Engineering Report
Year Renovated	Appraisal/Engineering Report
Property Type	Appraisal
Specific Property Type	Appraisal
No of Units	Underwritten Rent Roll/Certified Rent Roll/Appraisal
Unit of Measure	Underwritten Rent Roll/Certified Rent Roll
Occupancy %	Underwritten Rent Roll/Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll/Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement/Sale Purchase Agreement
Assumed Loan (Y/N)	Loan Agreement/Promissory Note
Borrower Name	Loan Agreement/Promissory Note
Principals (Individuals)	Loan Agreement/Promissory Note/Guaranty Agreement
Related Borrower (Y/N)	Loan Agreement/Promissory Note/Guaranty Agreement
Note Date	Loan Agreement/Promissory Note
First Payment Date	Loan Agreement/Promissory Note
Commitment Original Balance ($)	Loan Agreement/Promissory Note
Initial Funded Amount ($)	Loan Agreement/Promissory Note
Future Funding Trigger / Requirements	Loan Agreement/Promissory Note
Earn-Out Amount ($)	Loan Agreement/Promissory Note
Earn-Out Trigger / Requirements	Loan Agreement/Promissory Note

A-1

ATTACHMENT A

Attribute	Source Document(s)
Mortgage Loan Cut-off Date Balance ($)	Servicing Tape/Settlement Statement
B Note Amount ($)	Provided by the Company
Mortgage Asset Contributed Cut-off Date Balance ($)	Provided by the Company
ARD Loan (Y/N)	Loan Agreement/Promissory Note
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement/Promissory Note
Extension Options	Loan Agreement/Promissory Note
Extension Options Description	Loan Agreement/Promissory Note
First Extension Fee %	Loan Agreement/Promissory Note
First Extension Period (Months)	Loan Agreement/Promissory Note
First Extension Floor	Loan Agreement/Promissory Note
First Extension Cap	Loan Agreement/Promissory Note
Second Extension Fee %	Loan Agreement/Promissory Note
Second Extension Period (Months)	Loan Agreement/Promissory Note
Second Extension Floor	Loan Agreement/Promissory Note
Second Extension Cap	Loan Agreement/Promissory Note
Third Extension Fee %	Loan Agreement/Promissory Note
Third Extension Period (Months)	Loan Agreement/Promissory Note
Third Extension Floor	Loan Agreement/Promissory Note
Third Extension Cap	Loan Agreement/Promissory Note
Exit Fee % / Deferred Origination Fee (%)	Loan Agreement/Promissory Note
Fully Extended Maturity Date	Loan Agreement/Promissory Note
Rate Type	Loan Agreement/Promissory Note
Index for Floating Rate	Loan Agreement/Promissory Note
Fully Funded Mortgage Loan Margin %	Loan Agreement/Promissory Note
ARD Mortgage Rate After ARD and extension periods	Loan Agreement/Promissory Note
Rate Step Up Post ARD Commencement Date	Loan Agreement/Promissory Note
ARD Loan Fully Extended Maturity Date	Loan Agreement/Promissory Note

A-2

ATTACHMENT A

Attribute	Source Document(s)
Rounding Factor (4)	Loan Agreement/Promissory Note
Time of Rounding (Before Spread, After Spread)	Loan Agreement/Promissory Note
Rounding Direction	Loan Agreement/Promissory Note
Lookback Period	Loan Agreement/Promissory Note
Index Cap Provider	Rate Cap Confirmation
Index Cap Provider Rating (Moody/S&P/Fitch)	Bloomberg Screenshot
Index Floor %	Loan Agreement/Promissory Note
Index Cap Strike Price %	Rate Cap Confirmation/Loan Agreement
Interest Accrual Basis	Loan Agreement/Promissory Note
Interest Rate Change	Loan Agreement/Promissory Note
Interest Rate Change Amount	Loan Agreement/Promissory Note
Interest Rate Change Trigger	Loan Agreement/Promissory Note
Grace Period Default (Days)	Loan Agreement/Promissory Note
Grace Period Late (Days)	Loan Agreement/Promissory Note
Grace Period Balloon (Days)	Loan Agreement/Promissory Note
Original Prepayment Provision	Loan Agreement/Promissory Note
Remaining Prepayment Provision	Loan Agreement/Promissory Note
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement/Promissory Note
Partial Release and/or Prepayment Description	Loan Agreement/Promissory Note
Amortization Type During Initial Term	Loan Agreement/Promissory Note
Amortization Type During Extensions	Loan Agreement/Promissory Note
Amortization Type	Loan Agreement/Promissory Note
Amort Number of Months	Loan Agreement/Promissory Note
Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
Stabilized Appraised Value	Appraisal
Appraisal Anticipated Stabilization Date	Appraisal

A-3

ATTACHMENT A

Attribute	Source Document(s)
USPAP Appraisal (Y/N)	Appraisal
FIRREA Appraisal (Y/N)	Appraisal
Third Most Recent As Of Date	Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Underwritten Cash Flow Statement
Second Most Recent As Of Date	Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Underwritten Cash Flow Statement
Most Recent As Of Date	Underwritten Cash Flow Statement
Most Recent Actual Revenues	Underwritten Cash Flow Statement
Most Recent Actual Expenses	Underwritten Cash Flow Statement
Most Recent Actual NOI	Underwritten Cash Flow Statement
Most Recent Actual NCF	Underwritten Cash Flow Statement
Underwritten Occupancy %	Underwritten Cash Flow Statement
Underwritten Revenues	Underwritten Cash Flow Statement
Underwritten Expenses	Underwritten Cash Flow Statement
Underwritten NOI	Underwritten Cash Flow Statement
Underwritten Reserves	Underwritten Cash Flow Statement
Underwritten NCF	Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Underwritten Cash Flow Statement

A-4

ATTACHMENT A

Attribute	Source Document(s)
Underwritten Stabilized Reserves	Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Underwritten Cash Flow Statement
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty Agreement/Loan Agreement
Recourse Provisions	Guaranty Agreement/Loan Agreement
Recourse Carveout Guarantor	Guaranty Agreement/Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease/Estoppel
Ground Lease Initial Expiration Date	Ground Lease/Estoppel
Ground Lease Extension (Y/N)	Ground Lease/Estoppel
# of Ground Lease Extension Options	Ground Lease/Estoppel
Ground Lease Expiration Date with Extension	Ground Lease/Estoppel
Type of Lockbox	Loan Agreement/Cash Management Agreement
Cash Management (Springing/In-place)	Loan Agreement/Cash Management Agreement
Lockbox Trigger Event	Loan Agreement/Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicing Tape
Environmental Escrow (Cut-off Date)	Servicing Tape
Tax Escrow (Cut-off Date)	Servicing Tape
Tax Escrow (Monthly)	Servicing Tape
Springing Tax Escrow Description	Loan Agreement/Promissory Note
Insurance Escrow (Cut-off Date)	Servicing Tape

A-5

ATTACHMENT A

Attribute	Source Document(s)
Insurance Escrow (Monthly)	Servicing Tape
Springing Insurance Escrow Description	Loan Agreement/Promissory Note
Replacement Reserve (Cut-off Date)	Servicing Tape
Replacement Reserve (Monthly)	Servicing Tape/Loan Agreement
Springing Replacement Reserve Description	Loan Agreement/Promissory Note
TI/LC Reserve (Cut-off Date)	Servicing Tape
Monthly TI/LC Reserve ($)	Servicing Tape/Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement/Promissory Note
Initial Capital Improvement Reserve	Settlement Statement
Cut-off Capital Improvement Reserve	Servicing Tape
Capital Improvement Reserve (Monthly)	Servicing Tape/Loan Agreement
Cut-off Other Reserve 1 ($)	Servicing Tape
Other Escrow 1 (Monthly)	Servicing Tape/Loan Agreement
Other (Springing) Escrow Reserve 1 Description (1)	Loan Agreement/Promissory Note
Cut-off Other Reserve 2 ($)	Servicing Tape
Other Escrow 2 (Monthly)	Servicing Tape/Loan Agreement
Other (Springing) Escrow Reserve 2 Description (1)	Loan Agreement/Promissory Note
Cut-off Other Reserve 3 ($)	Servicing Tape
Other Escrow 3 (Monthly)	Servicing Tape/Loan Agreement
Other (Springing) Escrow Reserve 3 Description (1)	Loan Agreement/Promissory Note
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Environmental Report
Environmental Report Date (Phase II)	Environmental Report
Environmental Insurance (Y/N)	Insurance Binder
Seismic Report Date	Seismic Report/Engineering Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report

A-6

ATTACHMENT A

Attribute	Source Document(s)
Single-Tenant (Y/N)	Underwritten Rent Roll Statement
Property Manager	Management Agreement/Loan Agreement
TIC (Y/N)	Loan Agreement/TIC Agreement
Max Number of TICs	Loan Agreement/TIC Agreement
Single Purpose Borrower (Y/N)	Loan Agreement/Promissory Note
Independent Director (Y/N)	Loan Agreement/Promissory Note
Borrower Non Consolidation Opinion (Y/N)	Non Consolidation Opinion
DST (Y/N)	Loan Agreement/Promissory Note
IDOT (Y/N)	Loan Agreement/Promissory Note
Largest Tenant Name	Underwritten Rent Roll Statement
Largest Tenant SqFt	Underwritten Rent Roll Statement
Largest Tenant Exp Date	Underwritten Rent Roll Statement
2nd Largest Tenant Name	Underwritten Rent Roll Statement
2nd Largest Tenant SqFt	Underwritten Rent Roll Statement
2nd Largest Tenant Exp Date	Underwritten Rent Roll Statement
3rd Largest Tenant Name	Underwritten Rent Roll Statement
3rd Largest Tenant SqFt	Underwritten Rent Roll Statement
3rd Largest Tenant Exp Date	Underwritten Rent Roll Statement
4th Largest Tenant Name	Underwritten Rent Roll Statement
4th Largest Tenant Sqft	Underwritten Rent Roll Statement
4th Largest Tenant Exp Date	Underwritten Rent Roll Statement
5th Largest Tenant Name	Underwritten Rent Roll Statement
5th Largest Tenant Sqft	Underwritten Rent Roll Statement
5th Largest Tenant Exp Date	Underwritten Rent Roll Statement
Senior Debt Amount	Loan Agreement/Promissory Note
Senior Debt Holder	Loan Agreement/Promissory Note
Rate	Loan Agreement/Promissory Note

A-7

ATTACHMENT A

Attribute	Source Document(s)
Floor	Loan Agreement/Promissory Note
Maturity	Loan Agreement/Promissory Note
Amort	Loan Agreement/Promissory Note
In-place Senior Debt Service	Loan Agreement/Promissory Note
As Stabilized Senior Debt Service	Loan Agreement/Promissory Note
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicing Tape/Settlement Statement/Loan Agreement
Permitted Future Debt (Y/N)	Loan Agreement/Promissory Note
Type	Loan Agreement/Promissory Note

A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Mortgage Asset Contributed Balance Cut-Off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Fully Funded Mortgage Loan Rate %
Annual Debt Service Payment (P&I)	Mortgage Asset Contributed Balance Cut-Off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Fully Funded Mortgage Loan Rate %
Annual Debt Service Payment (Cap)	Mortgage Asset Contributed Balance Cut-Off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Rate Cap
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all Mortgage Loans
Pari Passu Cut-off Date Amount	Mortgage Loan Cut-off Date Balance ($) minus Mortgage Asset Contributed Balance Cut-Off Date Balance ($)
Mortgage Asset % of Total Cut-off Date Balance	Mortgage Asset Contributed Cut-off Date Balance ($) divided by the aggregate Mortgage Asset Contributed Cut-off Date Balance ($) of all Mortgage Loans
Mortgage Loan Balloon Payment ($)	Set to equal Commitment Original Balance ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
Initial Loan Term (Original)	Number of payments between the Initial Maturity Date or Anticipated Repayment Date and Cut-off Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between the First Payment Date and Cut-off Date

B-1

ATTACHMENT B

Attribute	Calculation Methodology
First Extension Fee ($)	First Extension Fee % multiplied by Commitment Original Balance ($)
Second Extension Fee ($)	Second Extension Fee % multiplied by Commitment Original Balance ($)
Third Extension Fee ($)	Third Extension Fee % multiplied by Commitment Original Balance ($)
Exit Fee ($) / Deferred Origination Fee ($)	Exit Fee % / Deferred Origination Fee (%) multiplied by Commitment Original Balance ($)
Fully Extended Loan Term (Original)	Number of payments between the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Mortgage Rate Floor	Fully Funded Mortgage Loan Margin % plus Index Floor %
Mortgage Rate Cap	Fully Funded Mortgage Loan Margin % plus Index Cap Strike Price %
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed SOFR or Assumed LIBOR as applicable, rounded by the respective rounding factor subject to (i) Mortgage Rate Floor and (ii) Mortgage Rate Cap
B Note / Mezz Loan %	B Note Amount ($) divided by Commitment Original Balance ($)
IO Number of Months	Set to equal Initial Loan Term (Original)
Mortgage Asset Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) less B Note Amount ($), divided by As-Is Appraised Value
Mortgage Asset Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	Mortgage Loan Cut-off Date Balance ($) less B Note Amount ($) less Initial Capital Improvement Reserve, divided by As-Is Appraised Value
Fully Funded Senior Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) less B Note Amount ($), divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) less B Note Amount ($), divided by Stabilized Appraised Value

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by the product of i) Mortgage Loan Cut-off Date Balance ($) less B Note Amount ($), ii) Fully Funded Mortgage Loan Rate %, and iii) Interest Accrual Basis
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by the product of i) Mortgage Loan Cut-off Date Balance ($) less B Note Amount ($), ii) Fully Funded Mortgage Loan Rate %, and iii) Interest Accrual Basis
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance ($) less B Note Amount ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance ($) less B Note Amount ($)
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by the product of i) Mortgage Loan Cut-off Date Balance ($) less B Note Amount ($), ii) Fully Funded Mortgage Loan Rate %, and iii) Interest Accrual Basis
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by the product of i) Mortgage Loan Cut-off Date Balance ($) less B Note Amount ($), ii) Fully Funded Mortgage Loan Rate %, and iii) Interest Accrual Basis
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($) less B Note Amount ($)
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($) less B Note Amount ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($) less B Note Amount ($), and iii) Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($) less B Note Amount ($) less Earn-Out Amount ($), and iii) Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Mortgage Loan Balloon Payment ($) less B Note Amount ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Mortgage Loan Balloon Payment ($) less B Note Amount ($)

B-3

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($) less B Note Amount ($), and iii) Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($) less B Note Amount ($), and iii) Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Mortgage Loan Balloon Payment ($) less B Note Amount ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Mortgage Loan Balloon Payment ($) less B Note Amount ($)
Cut-off Date Whole Loan Balance	Mortgage Loan Cut-off Date Balance ($) plus Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Cut-off Date Whole Loan As-Is LTV	Cut-off Date Whole Loan Balance divided by As-Is Appraised Value
Cut-off Date Whole Loan Ann Debt Service ($)	Cut-off Date Whole Loan Balance multiplied by Fully Funded Mortgage Loan Rate %, multiplied by Interest Accrual Basis
Cut-off Date Whole Loan UW NCF DSCR	Underwritten NCF divided by Cut-off Date Whole Loan Ann Debt Service ($)
Cut-off Date Whole Loan UW NCF Debt Yield	Underwritten NCF divided by Cut-off Date Whole Loan Balance

B-4

ATTACHMENT C

INSTRUCTIONS

1.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared Attribute(s) or Recomputed Attribute(s):
Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Hampton Greens; The Preserve at Pine Valley; Las Lomas; Parkside Sandy Springs; Establishment Apartments	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Show as 1.00x
Landis Terrace Apartments; Barclay Apartments; Buckingham Square; Crestview Manor	Commitment Original Balance ($); Initial Funded Amount ($); Mortgage Loan Cut-off Date Balance ($)	Pro rate by As-Is Appraised Value
Clemson Ridge; Crescent Pointe; 836 Pennington Street; 117 West Jersey Street; 120 West Jersey Street; 128 West Jersey Street	Mortgage Loan Cut-off Date Balance ($)	Provided by the Company
Parkside Sandy Springs	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($) less Earn-Out Amount ($), and iii) Interest Accrual Basis
Parkside Sandy Springs	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($) less Earn-Out Amount ($), and iii) Interest Accrual Basis
Parkside Sandy Springs	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Mortgage Loan Balloon Payment ($) less Earn-Out Amount ($)
Parkside Sandy Springs	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Mortgage Loan Balloon Payment ($) less Earn-Out Amount ($)
Parkside Sandy Springs	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($) less Earn-Out Amount ($), and iii) Interest Accrual Basis

C-1

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Parkside Sandy Springs	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($) less Earn-Out Amount ($), and iii) Interest Accrual Basis
Parkside Sandy Springs	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Mortgage Loan Balloon Payment ($) less Earn-Out Amount ($)
Parkside Sandy Springs	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Mortgage Loan Balloon Payment ($) less Earn-Out Amount ($)
Parkside Sandy Springs	Fully Funded Senior Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) less Earn-Out Amount ($), divided by Stabilized Appraised Value
Parkside Sandy Springs	Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) less Earn-Out Amount ($), divided by Stabilized Appraised Value

C-2